Trade and Other Payables - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other payables [line items]
Deferred consideration on acquisitions	$ 29	$ 23	$ 54
Supplier [Member]
Disclosure of trade and other payables [line items]
Reverse factoring arrangements with suppliers	41	41
Ambev And E Leon Jimenes Sa [member] | Written Put Options [member]
Disclosure of trade and other payables [line items]
Deferred consideration on acquisitions	$ 200	$ 200